UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 1, 2016–June 30, 2017

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08709
Reporting Period: 07/01/2016 - 06/30/2017
Western Asset High Income Fund II Inc.

==================== Western Asset High Income Fund II Inc. ====================

PACIFIC EXPLORATION & PRODUCTION CORP

Ticker:       PEGFF          Security ID:  69423W301
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO SET THE NUMBER OF DIRECTORS AT 6.    For       For          Management
2.1   LUIS FERNANDO ALARCON                   For       For          Management
2.2   W. ELLIS ARMSTRONG                      For       For          Management
2.3   GABRIEL DE ALBA                         For       For          Management
2.4   RAYMOND BROMARK                         For       For          Management
2.5   RUSSELL FORD                            For       For          Management
2.6   CAMILO MARULANDA                        For       For          Management
3     APPOINTMENT OF ERNST & YOUNG LLP AS     For       For          Management
      AUDITORS OF THE CORPORATION FOR THE
      ENSUING YEAR AND AUTHORIZING THE
      DIRECTORS TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------

PACIFIC EXPLORATION & PRODUCTION CORP

Ticker:       PEGFF          Security ID:  69423W889
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO SET THE NUMBER OF DIRECTORS AT 6.    For       For          Management
2.1   LUIS FERNANDO ALARCON                   For       For          Management
2.2   W. ELLIS ARMSTRONG                      For       For          Management
2.3   GABRIEL DE ALBA                         For       For          Management
2.4   RAYMOND BROMARK                         For       For          Management
2.5   RUSSELL FORD                            For       For          Management
2.6   CAMILO MARULANDA                        For       For          Management
3     APPOINTMENT OF ERNST & YOUNG LLP AS     For       For          Management
      AUDITORS OF THE CORPORATION FOR THE
      ENSUING YEAR AND AUTHORIZING THE
      DIRECTORS TO FIX THEIR REMUNERATION.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 11, 2017